Goodwill and Other Intangible Assets (Details) - Schedule of Goodwill and Intangibles Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade name [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	$ 416	$ 467
Adjustments arising from translating financial statements from functional currency to presentation currency	(11)	(51)
Balance ending of intabgible assets at cost	405	416
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment	64	23
Impairment of technology
Amortization expense	37	41
Balance ending of accumulated amortization and impairment	101	64
Net intangible assets at cost	304	352
Customers relationships [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	1,732	1,905
Adjustments arising from translating financial statements from functional currency to presentation currency	(39)	(173)
Balance ending of intabgible assets at cost	1,693	1,732
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment	217	75
Impairment of technology
Amortization expense	131	142
Balance ending of accumulated amortization and impairment	348	217
Net intangible assets at cost	1,345	1,515
Licenses [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	1,661	1,722
Adjustments arising from translating financial statements from functional currency to presentation currency	(13)	(61)
Balance ending of intabgible assets at cost	1,648	1,661
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment
Impairment of technology
Amortization expense
Balance ending of accumulated amortization and impairment
Net intangible assets at cost	1,648	1,661
Technology [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	430	430
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance ending of intabgible assets at cost	430	430
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment	430	32
Impairment of technology		361
Amortization expense		37
Balance ending of accumulated amortization and impairment	430	430
Net intangible assets at cost
Goodwill [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	2,290	2,455
Adjustments arising from translating financial statements from functional currency to presentation currency	(37)	(165)
Balance ending of intabgible assets at cost	2,253	2,290
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment
Impairment of technology
Amortization expense
Balance ending of accumulated amortization and impairment
Net intangible assets at cost	2,253	2,290
At cost [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Balance beginning of intabgible assets at cost	6,529	6,979
Adjustments arising from translating financial statements from functional currency to presentation currency	(100)	(450)
Balance ending of intabgible assets at cost	6,429	6,529
Accumulated amortization and impairment [Member]
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment		130
Impairment of technology		361
Amortization expense	168	220
Balance ending of accumulated amortization and impairment	879
Net intangible assets at cost	5,550	5,818
Accumulated amortization and impairment [Member]
Accumulated amortization and impairment:
Balance beginning of accumulated amortization and impairment	$ 711
Balance ending of accumulated amortization and impairment		$ 711